UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Floating Rate Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2012

Date of reporting period: 02/29/2012

Item 1 – Report to Stockholders

February 29, 2012

Semi-Annual Report (Unaudited)
BlackRock Floating Rate Income Portfolio | of BlackRock Funds II

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Dear Shareholder,

Risk assets were advancing at this time last year despite a wave of geopolitical revolutions, soaring oil prices and natural disasters in Japan. Markets reversed sharply in May, however, when escalating political strife in Greece rekindled fears about sovereign debt problems spreading across Europe. Concurrently, global economic indicators signaled that the recovery had slowed. Confidence was further shaken by the prolonged debt ceiling debate in Washington, DC. On August 5, 2011, Standard & Poor’s downgraded the US government’s credit rating and turmoil erupted in financial markets around the world. Extraordinary levels of volatility persisted in the months that followed as Greece teetered on the brink of default, debt problems escalated in Italy and Spain, and exposure to European sovereign bonds stressed banks globally. Financial markets whipsawed on hopes and fears. Macro news flow became a greater influence on trading decisions than the fundamentals of the securities traded, resulting in highly correlated asset prices. By the end of the third quarter, equity markets had fallen nearly 20% from their April peak while safe-haven assets such as US Treasuries and gold had rallied to historic highs.

October brought enough positive economic data to assuage fears of a global double-dip recession. Additionally, European leaders began to show progress toward stemming the region’s debt crisis. Investors began to reenter the markets and risk assets recovered through the month. But a lack of definitive details about Europe’s rescue plan eventually raised doubts among investors and thwarted the rally at the end of October. The last two months of 2011 saw more political instability in Greece, unsustainable yields on Italian government bonds, and US policymakers in gridlock over budget issues. Global central bank actions and improving economic data invigorated the markets, but investor confidence was easily tempered by sobering news flow.

Investors showed more optimism at the start of 2012. Risk assets rallied through January and February as economic data grew stronger and debt problems in Europe stabilized. In the United States, jobs data signaled solid improvement in the labor market and the Federal Reserve indicated that it would keep short-term interest rates low through 2014. In Europe, policymakers made significant progress toward securing a Greek bailout plan and restructuring the nation’s debt. Nevertheless, considerable headwinds remain. Europe faces a prolonged recession, the US economy still remains somewhat shaky and the risks of additional flare ups of euro-zone debt problems and slowing growth in China weigh heavily on the future of the global economy.

Risk assets, including equities and high yield bonds, recovered their late-summer losses and posted strong returns for the 6-month period ended February 29, 2012. On a 12-month basis, US large-cap stocks and high yield bonds delivered positive results, while small-cap and emerging-market stocks finished slightly negative. International markets, which experienced some significant downturns in 2011, lagged the broader rebound. Fixed income securities, which benefited from declining yields, advanced over the 6- and 12-month periods. Despite their quality rating downgrade, US Treasury bonds performed particularly well. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Many of the themes that caused uncertainty in 2011 remain. For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times. Visit blackrock.com/newworld for more information.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“For investors, the risks appear daunting, but this challenging environment offers new opportunities. BlackRock was built for these times.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2012
	6-month	12-month
US large cap equities (S&P 500® Index)	13.31%	5.12%
US small cap equities (Russell 2000® Index)	12.40	(0.15)
International equities (MSCI Europe, Australasia, Far East Index)	4.13	(7.45)
Emerging market equities (MSCI Emerging Markets Index)	5.27	(0.11)
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.00	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.70	17.22
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.73	8.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	5.93	12.88
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	8.62	6.92

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

3
THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of February 29, 2012

Investment Objective

BlackRock Floating Rate Income Portfolio’s (the “Fund”) primary investment objective is to seek to provide high current income, with a secondary objective of long-term capital appreciation.
Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended February 29, 2012, the Fund’s Investor A and Institutional Shares outperformed the benchmark S&P® Leveraged Loan Index, while the Investor C and Investor C1 Share Classes underperformed.

What factors influenced performance?

•

The primary driver of the Fund’s positive performance during the period was its pursuit of higher-quality investments, a central theme of its core investment philosophy. Also contributing positively was security selection among lower-rated investments, an area in which the Fund maintained underweight exposure relative to the benchmark index. On a sector basis, selection within chemicals, electric and consumer services boosted the Fund’s return. Similarly rewarding was the Fund’s exposure to fixed-rate high yield bonds, which outperformed bank loans and other high-quality fixed income sectors.

•

Detracting from performance was a combination of the Fund’s underweight and security selection in the automotive sector. During the period, the Fund held an increased allocation to cash for defensive purposes amid heightened market volatility. As the tone of risk markets improved and spread sectors advanced later in the period, the Fund’s cash position had a negative impact on relative performance.

Describe recent portfolio activity.

•	The period began with severe market volatility in reaction to headwinds from Europe’s debt crisis and a possible US government shut-down.

However, the environment shifted in December when the European Central Bank announced a long-term refinancing operation. This liquidity program provided a much-needed short-term solution for the financial markets and ultimately lessened the probability of a massive tail-risk event in the European banking system. Moreover, it was the catalyst for a positive turn in the valuation of risk assets.

•

The Fund maintained its overall high quality bias throughout the period. Purchases were focused on the higher quality portions of the loan market in terms of loan structure, liquidity and overall credit quality. Given the weak outlook for global growth, the Fund remained cautious of lower-rated less-liquid loan instruments that pose a material downside risk. The Fund sought issues with attractive risk-reward characteristics and superior underlying fundamentals. As market conditions improved during the period, the Fund cautiously added risk in its highest conviction areas while continuing to maintain its high quality bias.

Describe portfolio positioning at period end.

•

At period end, the Fund held 90% of its total portfolio in floating rate loan interests (bank loans) and 10% in corporate bonds. Relative to the benchmark, the Fund was overweight the non-captive diversified financials, wireless and pharmaceutical sectors, while it was underweight in health care, electric and technology names.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Portfolio Composition	Percent of Long-Term Investments
Floating Rate Loan Interests	90%
Corporate Bonds	10

Credit Quality Allocations[1]	Percent of Long-Term Investments
A	1%
BBB/Baa	6
BB/Ba	51
B	39
CCC/Caa.	1
Not Rated[2]	2
[1]	Using the higher of Standard and Poor’s or Moody’s rating.
[2]

The investment advisor has deemed certain of these securities to be of investment grade quality. The market value of these securities was $15,291,520 representing 2% of the Fund’s long-term investments.

4	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
[2]

The Fund normally invests 80% of its assets in floating rate investments and investments that are the economic equivalent of floating rate investments, which effectively enables the Fund to achieve a floating rate of income.

[3]

This unmanaged composite index tracks returns in the leveraged loan market, capturing a broad cross-section of the US leveraged loan market – including dollar-denominated and US-syndicated loans to overseas issuers.

Performance Summary for the Period Ended February 29, 2012

			Average Annual Total Returns[4]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.75%	6.92%	3.35%	N/A	2.92%	N/A	4.64%	N/A
Investor A	4.29	6.63	2.86	0.33%	2.62	2.10%	4.35	4.09%
Investor C	3.65	6.35	2.15	1.17	1.87	1.87	3.58	3.58
Investor C1	3.92	6.38	2.41	1.43	2.12	2.12	3.84	3.84
S&P Leveraged Loan Index	–	6.41	2.03	N/A	4.45	N/A	5.24	N/A

[4]

Assuming maximum sales charge, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During the Period[5]	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$1,069.20	$3.60	$1,000.00	$1,021.38	$3.52	0.70%
Investor A	$1,000.00	$1,066.30	$5.39	$1,000.00	$1,019.64	$5.27	1.05%
Investor C	$1,000.00	$1,063.50	$9.24	$1,000.00	$1,015.91	$9.02	1.80%
Investor C1	$1,000.00	$1,063.80	$7.90	$1,000.00	$1,017.21	$7.72	1.54%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[6]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	5

About Fund Performance

•

Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 21, 2011, Institutional Shares’ performance results are those of Investor A Shares restated to reflect Institutional Shares’ fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 2.50% and a service fee of 0.25% per year (but no distribution fee). Performance for Investor A Shares of the Fund for the periods prior to March 21, 2011 is based on performance of BlackRock Senior Floating Rate Fund, Inc., that reorganized into the Fund on that date.

•

Investor C and Investor C1 Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. In addition, Investor C and Investor C1 Shares are subject to a distribution fee of 0.75% and 0.50% per year, respectively, and a service fee of 0.25% and 0.25% per year, respectively. Prior to March 21, 2011, Investor C and Investor C1 Shares’ performance results are those of Investor A Shares restated to reflect Investor C and Investor C1 Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund’s investment advisor waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. BlackRock Advisors, LLC (the “Manager”) is under no obligation to waive or reimburse or to continue waiving or reimbursing its fees after the applicable termination date. See Note 3 of the Notes to Consolidated Financial Statements for additional information on waivers and reimbursements. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on September 1, 2011 and held through February 29, 2012) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments, including foreign currency exchange contracts, as specified in Note 2 of the Notes to Consolidated Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or foreign currency exchange rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Fund’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause the Fund to hold an investment that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	7

Consolidated Schedule of Investments February 29, 2012 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Chemicals – 0.0%
GEO Specialty Chemicals, Inc. (a)(b)	.	39,151	$18,009

Paper & Forest Products – 0.1%
Ainsworth Lumber Co. Ltd. (a)(b)		268,109	422,710

Total Common Stocks – 0.1%			440,719

Corporate Bonds	Par (000)

Aerospace & Defense – 0.2%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	1,650	1,724,041

Airlines – 0.1%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 10/15/21		814	862,840

Chemicals – 0.2%
Ineos Finance Plc, 8.38%, 2/15/19 (b)		655	695,938
Lyondell Chemical Co., 11.00%, 5/01/18		824	902,777
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)		265	290,838

			1,889,553

Commercial Banks – 0.9%
CIT Group, Inc.:		527	527,230
Series A, 7.00%, 5/01/16
7.00%, 5/01/17		5,259	5,258,736
7.00%, 5/02/17 (b)		900	901,125

			6,687,091

Commercial Services & Supplies – 0.1%
ARAMARK Corp., 4.05%, 2/01/15 (c)		395	393,519

Diversified Financial Services – 1.5%
Ally Financial, Inc., 2.69%, 12/01/14 (c)		5,475	5,124,228
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/16		3,765	3,943,837
8.00%, 1/15/18 (b)		1,660	1,759,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 6.88%, 2/15/21 (b)		430	455,800

			11,283,465

Diversified Telecommunication Services – 0.7%
ITC Deltacom, Inc., 10.50%, 4/01/16		720	750,600
Level 3 Financing, Inc., 4.51%, 2/15/15 (c)		1,145	1,110,650
Qwest Communications International, Inc.:		748	750,618
Series B, 7.50%, 2/15/14
8.00%, 10/01/15		2,425	2,603,087

			5,214,955

Electric Utilities – 1.4%
Energy Future Holdings Corp., 10.00%, 1/15/20		1,965	2,124,656

Corporate Bonds	Par (000)		Value

Electric Utilities (concluded)
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/01/20	USD	7,525	$8,174,031
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (b)		300	333,000

			10,631,687

Health Care Providers & Services – 0.4%
HCA, Inc., 6.50%, 2/15/20		1,725	1,850,063
Tenet Healthcare Corp., 6.25%, 11/01/18 (b)		1,180	1,258,175

			3,108,238

Hotels, Restaurants & Leisure – 0.6%
MGM Resorts International:
10.38%, 5/15/14		2,410	2,741,375
11.13%, 11/15/17		1,305	1,484,438

			4,225,813

Household Durables – 0.4%
Beazer Homes USA, Inc., 12.00%, 10/15/17		2,700	2,943,000

Independent Power Producers & Energy Traders – 0.1%
Calpine Corp., 7.25%, 10/15/17 (b)		1,035	1,097,100

Media – 1.5%
CCH II LLC/CCH II Capital Corp., 13.50%, 11/30/16		3,200	3,680,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/17		885	969,075
Series B, 9.25%, 12/15/17		4,450	4,895,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/01/17 (b)		2,000	2,170,000

			11,714,075

Oil, Gas & Consumable Fuels – 0.1%
Coffeyville Resources LLC/Coffeyville Finance, Inc., 9.00%, 4/01/15 (b)		664	710,480

Pharmaceuticals – 0.1%
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		1,110	1,132,200

Real Estate Management & Development – 0.1%
Realogy Corp., 7.63%, 1/15/20 (b)		1,020	1,053,150

Trading Companies & Distributors – 0.1%
UR Financing Escrow Corp., 5.75%, 7/15/18 (b)		535	549,713

Wireless Telecommunication Services – 1.2%
Cricket Communications, Inc., 7.75%, 5/15/16		3,850	4,100,250
Sprint Nextel Corp.:
9.00%, 11/15/18 (b)		1,830	2,040,450
7.00%, 3/01/20 (b)		3,270	3,323,137

			9,463,837

Total Corporate Bonds – 9.7%			74,684,757

_

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AKA	Also known as	FKA	Formerly known as
DIP	Debtor in possession	GBP	British Pound
EUR	Euro	USD	US Dollar

8	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Advertising – 0.6%
Affinion Group, Inc., Tranche B Term Loan, 5.00%, 10/09/16	USD	4,601	$4,305,240

Aerospace & Defense – 2.5%
Sequa Corp.:
Term Loan, 3.76% - 3.84%, 12/03/14		8,555	8,462,449
Tranche 1 2011 New Term Loan, 6.25%, 12/03/14		3,120	3,130,390
The SI Organization, Inc., New Tranche B Term Loan, 4.50%, 11/22/16		1,349	1,293,204
TransDigm, Inc.:
Tranche B-1 Term Loan (First Lien), 4.00%, 2/14/17		2,628	2,625,327
Tranche B-2 Term Loan, 4.00%, 2/14/17		2,330	2,331,934
Wesco Aircraft Hardware Corp., Tranche B Term Loan, 4.25%, 4/07/17		1,239	1,237,879

			19,081,183

Airlines – 0.8%
AWAS Finance Luxembourg S.à r.l., Term Loan B, 5.25%, 6/10/16		2,950	2,940,003
Delta Air Lines, Inc., Term Loan 2011, 5.50%, 4/20/17		3,587	3,501,735

			6,441,738

Auto Components – 1.5%
Allison Transmission, Inc., Term Loan, 2.75%, 8/07/14		3,859	3,815,234
Federal-Mogul Corp.:
Tranche B Term Loan, 2.19% - 2.20%, 12/29/14		1,928	1,844,300
Tranche C Term Loan, 2.19% - 2.20%, 12/28/15		984	940,969
Fram Group Holdings, Inc./Prestone Holdings, Inc., Term Loan (First Lien), 6.50%, 7/29/17		3,656	3,664,977
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		1,411	1,414,277

			11,679,757

Automobiles – 0.7%
KAR Auction Services, Inc., Term Loan, 5.00%, 5/19/17		5,124	5,117,845

Biotechnology – 0.6%
Grifols, Inc., New U.S. Tranche B Term Loan, 4.50%, 6/01/17		4,952	4,945,470

Building Products – 2.1%
Armstrong World Industries, Inc., Term Loan B-1, 4.00%, 3/10/18		2,605	2,594,239
Goodman Global, Inc., Initial Term Loan (First Lien), 5.75%, 10/28/16		7,312	7,347,174
Hupah Finance, Inc., Initial Term Loan, 6.25%, 1/19/19		2,125	2,123,683
Tronox Pigments (Netherlands) BV:
Closing Date Term Loan, 4.25%, 2/08/18		3,115	3,111,868
Delayed Draw Term Loan, 1.00%, 2/08/18		850	848,691

			16,025,655

Capital Markets – 0.1%
American Capital, Ltd. (FKA American Capital Strategies, Ltd.), Loan, 7.50%, 12/31/13		479	479,427

Chemicals – 3.5%
Ashland, Inc., Term B Loan, 3.75%, 8/23/18		2,094	2,101,665

Floating Rate Loan Interests (c)		Par (000)	Value

Chemicals (concluded)
Chemtura Corp., Term Facility, 5.50%, 8/29/16	USD	3,425	$3,435,720
CPG International I, Inc., Term Loan, 6.00%, 2/18/17		4,331	4,093,031
General Chemical Corp., New Tranche B Term Loan, 5.00% - 5.75%, 10/06/15		3,001	2,981,150
Momentive Performance Materials (FKA Blitz 06-103 GMBH):
Tranche B-1B Term Loan, 3.75%, 5/05/15		1,007	978,906
Tranche B-2B Term Loan, 4.08%, 5/05/15	EUR	762	961,548
PolyOne Corp., Loan, 5.00%, 12/20/17	USD	1,175	1,176,763
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.50%, 7/30/14		4,149	4,047,701
Taminco Global Chemical Corp., Dollar Term Loan, 6.25%, 2/15/19		1,385	1,390,692
Trinseo Materials Operating S.C.A. (FKA Styron S.à r.l.), Term Loan, 6.00% - 6.75%, 8/02/17		3,171	2,858,904
Univar, Inc., Term B Loan, 5.00%, 6/30/17		3,019	2,994,322

			27,020,402

Commercial Services & Supplies – 6.5%
Acosta, Inc., Term B Loan, 4.75%, 3/01/18		1,576	1,564,635
Altegrity, Inc. (FKA U.S. Investigations Services, Inc.):
Term Loan, 3.00%, 2/21/15		796	773,901
Tranche D Term Loan, 7.75%, 2/21/15		2,059	2,056,283
ARAMARK Corp.:
LC-1 Facility, 0.09% - 2.03%, 1/26/14		10	10,043
LC-2 Facility, 0.09% - 3.40%, 7/26/16		25	24,453
U.S. Term B Loan (Extending), 3.83%, 7/26/16		375	371,823
U.S. Term Loan (Non-Extending), 2.45%, 1/26/14		126	124,666
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Tranche B Term Loan, 6.25%, 9/22/18		2,494	2,518,064
Ceridian Corp., U.S. Term Loan, 3.24%, 11/09/14		3,864	3,655,040
Coinmach Service Corp., Term Loan, 3.41%, 11/14/14		5,285	4,867,575
DynCorp International, Inc., Term Loan, 6.25% - 6.75%, 7/07/16		1,283	1,278,460
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B Term Loan, 2.74% - 3.08%, 6/30/14		614	560,666
Infogroup, Inc., Term B Loan, 5.75%, 5/26/18		2,002	1,872,298
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/15/18		9,814	9,367,273
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		3,523	3,469,045
Safway Services LLC, First Out Tranche Loan, 9.00%, 12/18/17		1,500	1,500,000
Synagro Technologies, Inc., Term Loan (First Lien), 2.25% - 2.26%, 4/02/14		3,046	2,726,470
The ServiceMaster Co.:
Closing Date Loan, 2.77%- 3.03%, 7/24/14		5,898	5,827,444
Delayed Draw Term Loan, 2.75%, 7/24/14		551	544,536

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	9

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Commercial Services & Supplies (concluded)
Tomkins LLC/Tomkins, Inc. (FKA Pinafore LLC/Pinafore, Inc.), Term B-1 Loan, 4.25%, 9/29/16	USD	6,332	$6,326,931

			49,439,606

Communications Equipment – 0.6%
Commscope, Inc., Term Loan, 5.00%, 1/14/18		4,684	4,682,322

Computers & Peripherals – 0.6%
CDW LLC (FKA CDW Corp.), Extended Term Loan, 4.00%, 7/15/17		4,546	4,443,246

Consumer Finance – 1.0%
Trans Union LLC, Replacement Term Loan, 4.75%, 2/10/18		7,413	7,419,938

Containers & Packaging – 0.5%
Sealed Air Corp., Term B Advance, 4.75%, 10/03/18		3,590	3,624,679

Diversified Financial Services – 6.0%
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16		3,913	3,917,649
HarbourVest Partners LP, Term Loan, 6.25%, 12/19/16		3,040	3,041,627
International Lease Finance Corp. (Delos Aircraft, Inc.), Term Loan 1, 6.75%, 3/17/15		390	390,651
iPayment, Inc., Term Loan, 5.75%, 5/08/17		1,104	1,098,833
Matrix Acquisition Corp. (MacDermid, Inc.), Tranche C Term Loan, 2.76%, 4/12/14	EUR	920	1,194,246
Mattamy Funding Partnership, Loan, 2.75%, 4/11/13	USD	383	364,084
Nuveen Investments, Inc.:
Extended First-Lien Term Loan, 5.74% - 5.83%, 5/13/17		5,496	5,480,833
First-Lien Incremental Term Loan, 7.25%, 5/13/17		400	402,800
Non-Extended First-Lien Term Loan, 3.30% - 3.33%, 11/13/14		2,079	2,064,991
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		7,032	7,095,109
Tranche C Term Loan, 6.50%, 8/09/18		8,802	8,893,930
Springleaf Financial Funding Co. (FKA American General Finance Corp.), Initial Loan, 5.50%, 5/10/17		9,270	8,450,625
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B-1 Loan (First Lien), 4.50%, 11/03/16		3,588	3,590,103

			45,985,481

Diversified Telecommunication Services – 8.5%
Atlantic Broadband Finance LLC, Tranche B Term Loan, 4.00%, 3/08/16		1,795	1,786,693
Avaya, Inc.:
Term B-1 Loan, 3.24%, 10/24/14		2,757	2,697,191
Term B-3 Loan, 4.99%, 10/26/17		2,403	2,330,701
Bresnan Broadband Holdings LLC, Term B Loan, 4.50%, 12/14/17		7,229	7,205,300
Digicel International Finance Ltd., U.S. Term Loan (Non Rollover), 3.13%, 3/30/12		209	208,261
Hawaiian Telcom Communications, Inc., Term Loan, 7.00%, 2/28/17		2,815	2,807,963
Integra Telecom Holdings, Inc., Term Loan, 9.25%, 4/15/15		2,192	1,929,282
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18		18,565	18,533,930

Floating Rate Loan Interests (c)	Par (000)		Value

Diversified Telecommunication Services (concluded)
Knology, Inc., Term B Loan, 4.00%, 8/18/17	USD	1,402	$1,388,725
Level 3 Financing, Inc.:
Tranche A Term Loan, 2.50% - 2.83%, 3/13/14		5,425	5,335,487
Tranche B II Term Loan, 5.75%, 9/01/18		6,800	6,846,784
Tranche B III Term Loan, 5.75%, 9/01/18		6,425	6,469,204
Telesat Canada:
U.S. Term I Loan, 3.25%, 10/31/14		2,223	2,217,344
U.S. Term II Loan, 3.25%, 10/31/14		191	190,473
U.S. Telepacific Corp., Term Loan Advance, 5.75%, 2/23/17		4,446	4,213,024
West Corp.:
Term B-4 Loan, 4.49% - 4.78%, 7/15/16		816	816,221
Term B-5 Loan, 4.49% - 4.51%, 7/15/16		541	541,274

			65,517,857

Electric Utilities – 0.2%
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.76%, 10/10/17		2,325	1,296,881

Electronic Equipment, Instruments & Components – 0.0%
Flextronics International Ltd.:
A-2 Delayed Draw Loan, 2.49%, 10/01/14		34	33,699
A-3 Delayed Draw Loan, 2.52%, 10/01/14		40	39,316

			73,015

Energy Equipment & Services – 0.5%
Equipower Resources Holdings LLC, Term B Facility, 5.75%, 1/26/18		3,974	3,736,008

Food & Staples Retailing – 1.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1, 0.00% - 3.63%, 7/06/15	GBP	2,925	4,250,318
Dunkin’ Brands, Inc., Term B-2 Loan, 4.00% - 5.25%, 11/23/17	USD	3,599	3,588,350
U.S. Foodservice, Inc., Term Loan, 2.74% - 2.75%, 7/03/14		3,645	3,517,814

			11,356,482

Food Products – 2.6%
B&G Foods, Inc., Tranche B Term Loan, 4.50%, 11/30/18		770	771,733
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		4,856	4,762,225
Dole Food Co., Inc., Tranche B-2 Term Loan, 5.00% - 6.00%, 7/08/18		1,485	1,490,232
Michael Foods Group, Inc. (FKA M-Foods Holdings, Inc.), Term B Facility, 4.25%, 2/25/18		622	620,815
Pierre Foods, Inc.:
Loan (First Lien), 7.00%, 9/30/16		5,662	5,661,804
Loan (Second Lien), 11.25%, 9/29/17		295	295,245
Pinnacle Foods Finance LLC:
Term Loan, 2.76% - 3.08%, 4/02/14		1,295	1,287,038
Tranche D Term Loan, 6.00% - 6.50%, 4/02/14		1,856	1,865,476
Solvest, Ltd. (Dole), Tranche C-2 Term Loan, 5.00% - 6.00%, 7/08/18		2,758	2,767,574

See Notes to Consolidated Financial Statements.

10	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Food Products (concluded)
Wm. Bolthouse Farms, Inc., Term Loan (First Lien), 5.50% - 5.75%, 2/11/16	USD	439	$438,909

			19,961,051

Health Care Equipment & Supplies – 2.5%
Biomet, Inc., Dollar Term Loan, 3.24% - 3.57%, 3/25/15		2,099	2,075,656
Capsugel Holdings U.S., Inc., Initial Term Loan, 5.25%, 8/01/18		2,966	2,983,187
ConvaTec, Inc., Dollar Term Loan, 5.75%, 12/22/16		2,898	2,889,664
DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.24%, 5/20/14		2,424	2,388,981
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B Loan, 7.25%, 8/19/18		5,207	5,242,097
Kinetic Concepts, Inc., Dollar Term B-1 Loan, 7.00%, 5/04/18		3,335	3,389,194

			18,968,779

Health Care Providers & Services – 2.6%
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw Term Loan, 4.50%, 7/25/14		114	112,786
Non-Extended Term Loan, 2.49% - 4.50%, 7/25/14		2,223	2,192,941
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		3,416	3,423,321
Drumm Investors LLC (AKA Golden Living), Term Loan, 5.00%, 5/04/18		977	919,004
Emdeon, Inc., Term B Loan, 6.75%, 11/02/18		4,640	4,693,035
Emergency Medical Services Corp., Initial Term Loan, 5.25%, 5/25/18		3,783	3,771,214
HCA, Inc., Tranche B-2 Term Loan, 3.83%, 3/31/17		2,360	2,327,550
Health Management Associates, Inc., Term B Loan, 4.50%, 11/16/18		910	904,085
Iasis Healthcare LLC, Term B Loan, 5.00%, 5/03/18		1,365	1,356,059
Vanguard Health Holding Co. II LLC (Vanguard Health System, Inc.), Initial Term Loan, 5.00%, 1/29/16		389	388,052

			20,088,047

Health Care Technology – 0.6%
IMS Health, Inc., Tranche B Dollar Term Loan (2011), 4.50%, 8/26/17		2,945	2,945,833
MedAssets, Inc., Term Loan, 5.25%, 11/16/16		1,751	1,751,608

			4,697,441

Hotels, Restaurants & Leisure – 4.1%
Academy Ltd., Initial Term Loan, 6.00%, 8/03/18		4,500	4,499,505
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/16/18		1,111	1,113,294
Bass Pro Group LLC, Term Loan, 5.25%, 6/13/17		374	373,391
Boyd Gaming Corp., Increased Term Loan, 6.00%, 12/17/15		2,240	2,245,242
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-1 Loan, 3.24%, 1/28/15		1,714	1,605,841
Term B-2 Loan, 3.19% - 3.27%, 1/28/15		345	323,265
Term B-3 Loan, 3.24% - 3.58%, 1/28/15		10,758	10,079,926
Term B-4 Loan, 9.50%, 10/31/16		3,115	3,203,980

Floating Rate Loan Interests (c)	Par (000)		Value

Hotels, Restaurants & Leisure (concluded)
OSI Restaurant Partners LLC:
Loan, 2.56%, 6/14/14	USD	264	$257,591
Pre-Funded RC Loan, 0.36% - 2.56%, 6/14/13		26	25,393
Seaworld Parks & Entertainment, Inc. (FKA SW Acquisitions Co., Inc.), Term B Loan, 4.00%, 8/17/17		3,153	3,150,203
Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.25%, 12/20/18		4,260	4,241,384

			31,119,015

Independent Power Producers & Energy Traders – 1.4%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 8/05/16		3,025	3,008,474
Dynegy Power LLC, Term Loan, 9.25%, 8/05/16		3,469	3,578,245
The AES Corp., Initial Term Loan, 4.25%, 6/01/18		4,217	4,212,664

			10,799,383

Insurance – 0.4%
CNO Financial Group, Inc., B-1 Loan, 6.25%, 9/30/16		2,773	2,785,755

Internet Software & Services – 0.3%
Web.com Group, Inc., Term Loan (First Lien), 7.00%, 10/27/17		2,583	2,521,938

IT Services – 0.3%
Neustar, Inc., Term Advance, 5.00%, 11/08/18		2,603	2,609,984

Leisure Equipment & Products – 0.2%
Eastman Kodak Co., Term Loan (DIP), 9.00%, 7/20/13		1,675	1,695,418

Life Sciences Tools & Services – 0.7%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), Term Loan, 6.25%, 12/05/18		5,105	5,149,669

Machinery – 1.6%
BakerCorp International, Inc. (FKA B-Corp. Holdings, Inc.), Term Loan, 5.00%, 6/01/18		2,174	2,170,814
Schaeffler AG, Term Loan, 6.00%, 1/27/17		2,550	2,557,446
Sensata Technology BV/Sensata Technology Finance Co. LLC, Term Loan, 4.00%, 5/12/18		3,095	3,088,511
Terex Corp.:
Euro Term Loan, 6.00%, 4/28/17	EUR	414	547,387
U.S. Term Loan, 5.50%, 4/28/17	USD	3,728	3,753,891

			12,118,049

Media – 9.4%
AMC Entertainment, Inc., Term B-3 Loan, 4.25%, 2/22/18		1,950	1,924,045
AMC Networks, Inc., Term Loan B, 4.00%, 12/31/18		3,780	3,756,130
Catalina Marketing Corp., Initial Term Loan, 2.99%, 10/01/14		3,199	3,109,861
Cengage Learning Acquisitions, Inc. (Thomson Learning):
Term Loan, 2.49%, 7/03/14		3,219	2,987,304
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,260	1,218,621
Cequel Communications LLC, Term Loan, 4.00%, 2/14/19		6,415	6,349,375

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	11

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Media (concluded)
Charter Communications Operating LLC:
Term B-2 Loan, 7.25%, 3/06/14	USD	38	$37,995
Term C Loan, 3.83%, 9/06/16		4,242	4,208,867
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.89%, 1/29/16		9,374	7,693,770
Tranche C Term Loan, 3.89%, 1/29/16		980	776,650
Cumulus Media Holdings, Inc., Term Loan (First Lien), 5.75%, 9/17/18		3,240	3,242,689
Gray Television, Inc., Term Loan B, 3.77%, 12/31/14		3,662	3,617,934
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan, 6.51%, 6/12/14		3,158	1,951,346
Kabel Deutschland Gmbh, Facility F, 4.25%, 2/01/19		3,925	3,905,375
LIN Television Corp., Tranche B Term Loan, 5.00%, 12/21/18		1,985	1,994,925
Newsday LLC:
Fixed Rate Term Loan, 10.50%, 8/01/13		800	823,000
Floating Rate Term Loan, 6.82%, 8/01/13		2,500	2,513,550
Nielsen Finance LLC, Class B Dollar Term Loan, 4.01%, 5/02/16		4,984	5,000,314
Sinclair Television Group, Inc.:
New Tranche B Term Loan, 4.00%, 10/28/16		1,932	1,922,533
Term Loan, 4.00%, 10/28/16		811	807,203
TWCC Holding Corp., Term Loan (2011), 4.25%, 2/11/17		3,705	3,707,217
Univision Communications, Inc., Extended First-Lien Term Loan, 4.49%, 3/31/17		6,358	5,904,205
UPC Financing Partnership:
Facility AB, 4.75%, 12/31/17		895	893,434
Facility T, 3.77%, 12/30/16		730	717,730
Facility U, 0.00% - 4.72%, 12/31/17	EUR	2,175	2,842,380

			71,906,453

Metals & Mining – 1.9%
Novelis, Inc.:
Term B-2 Loan, 4.00%, 3/10/17	USD	1,392	1,385,823
Term Loan, 4.00%, 3/10/17		6,946	6,911,339
Walter Energy, Inc. (FKA Walter Industries, Inc.), B Term Loan, 4.00%, 4/02/18		6,674	6,642,178

			14,939,340

Multiline Retail – 0.6%
99¢ Only Stores, Loan, 7.00%, 1/11/19		2,280	2,294,660
Hema Holding BV:
Facility B, 2.69%, 7/06/15	EUR	846	1,085,372
Facility C, 3.44%, 7/05/16		846	1,079,737

			4,459,769

Oil, Gas & Consumable Fuels – 2.3%
CCS Corp. (FKA CCS, Inc.):
Series A Term Loan, 6.50%, 11/14/14	USD	2,155	2,157,155
Term Loan, 3.24%, 11/14/14		3,898	3,771,556
Gibson Energy ULC, Term Loan, 5.75%, 6/15/18		3,383	3,386,518
MEG Energy Corp., Initial Term Loan, 4.00%, 3/18/18		5,436	5,425,230
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		2,677	2,690,160

			17,430,619

Floating Rate Loan Interests (c)	Par (000)		Value

Paper & Forest Products – 0.1%
NewPage Corp., Term Loan (DIP), 8.00%, 3/08/13	USD	975	$982,313

Personal Products – 0.4%
Prestige Brands, Inc., Term B Loan, 5.25%, 1/31/19		3,430	3,442,863

Pharmaceuticals – 3.4%
Aptalis Pharma, Inc. (FKA Axcan Intermediate Holdings, Inc.), Term Loan, 5.50%, 2/10/17		4,589	4,550,163
Endo Pharmaceuticals Holdings, Inc., Term Loan B 2011, 4.00%, 6/17/18		1,028	1,029,251
inVentiv Health, Inc. (FKA Ventive Health, Inc):
Consolidated Term Loan, 6.50%, 8/04/16		4,027	3,870,563
Term B-3 Loan, 6.75%, 5/15/18		2,343	2,248,990
Quintiles Transnational Corp., Term B Loan, 5.00%, 6/08/18		3,293	3,271,680
RPI Finance Trust, 6.75 Year Term Loan, 4.00%, 5/09/18		2,488	2,483,122
Valeant Pharmaceuticals International, Inc., Tranche B Term Loan, 3.75%, 2/13/19		4,500	4,485,960
Warner Chilcott Co. LLC, Term B-2 Loan, 4.25%, 3/15/18		884	881,526
Warner Chilcott Corp., Term B-1 Loan, 4.25%, 3/15/18		1,767	1,763,053
WC Luxco S.à r.l. (Warner Chilcott), Term B-3 Loan, 4.25%, 3/15/18		1,215	1,212,099

			25,796,407

Real Estate Investment Trusts (REITs) – 0.6%
iStar Financial, Inc., Tranche A-1 Loan, 5.00%, 6/28/13		4,452	4,431,514

Real Estate Management & Development – 0.8%
Realogy Corp.:
Extended (First Lien) Term Loan, 4.77%, 10/10/16		5,950	5,521,127
Extended Synthetic Commitment, 0.09% - 4.40%, 10/10/16		167	155,254
Non-Extended Synthetic Commitment, 0.09% - 3.15%, 10/10/13		163	152,931

			5,829,312

Road & Rail – 0.4%
RailAmerica, Inc., Initial Loan, 4.00%, 3/01/19		2,870	2,862,825

Semiconductors & Semiconductor Equipment – 0.6%
Freescale Semiconductor, Inc., Tranche B-1 Term Loan, 4.52%, 12/01/16		2,692	2,622,768
NXP BV/NXP Funding LLC, Tranche A-2 Loan, 5.50%, 3/03/17		2,336	2,318,232

			4,941,000

Software – 4.8%
Blackboard, Inc., Term Loan (First Lien), 7.50%, 10/04/18		1,265	1,248,138
First Data Corp.:
2018 Dollar Term Loan, 4.24%, 3/23/18		16,868	15,136,576
Non Extending B-1 Term Loan, 2.99%, 9/24/14		2,508	2,397,816
Non Extending B-2 Term Loan, 2.99%, 9/24/14		310	296,360
Non Extending B-3 Term Loan, 2.99%, 9/24/14		663	633,586

See Notes to Consolidated Financial Statements.

12	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)	Par (000)		Value

Software (concluded)
Infor Global Solutions:
Initial Term Loan, 6.29%, 7/28/15	USD	163	$158,554
Loan, 6.29%, 7/28/15	EUR	87	84,767
Term Loan, 6.68%, 7/28/15		1,415	1,776,809
Interactive Data Corp., Term B Loan, 4.50%, 2/11/18	USD	7,767	7,749,709
Rovi Solutions Corp./Rovi Guides, Inc., Tranche B Loan, 4.00%, 2/07/18		2,184	2,180,771
Sophia LP, Initial Term Loan, 6.25%, 7/19/18		2,560	2,586,675
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B U.S. Term Loan, 3.99% - 5.88%, 2/28/16		589	587,689
Vertafore, Inc., Term Loan (First Lien), 5.25%, 7/29/16		1,733	1,718,445

			36,555,895

Specialty Retail – 3.1%
Claire’s Stores, Inc., Term B Loan, 2.99% - 3.30%, 5/29/14		1,780	1,686,034
General Nutrition Centers, Inc., Tranche B Term Loan, 4.25%, 3/02/18		3,324	3,313,912
Jo-Ann Stores, Inc., Loan, 4.75%, 3/16/18 Michaels Stores, Inc.:		1,269	1,251,521
B-2 Term Loan, 5.13%, 7/31/16		5,020	4,991,014
B-3 Term Loan, 5.13%, 7/31/16		755	750,246
PetCo Animal Supplies, Inc., New Loan, 4.50%, 11/24/17		3,814	3,796,229
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		1,845	1,734,761
The Neiman Marcus Group, Inc., Term Loan, 4.75%, 5/16/18		1,090	1,081,280
Toys ‘R’ Us Delaware, Inc., Initial Loan, 6.00%, 9/01/16		5,271	5,275,984

			23,880,981

Textiles, Apparel & Luxury Goods – 0.2%
Burlington Coat Factory Warehouse Corp., Term B Loan, 6.25%, 2/23/17		1,924	1,924,215

Wireless Telecommunication Services – 1.7%
Crown Castle Operating Co., Tranche B Term Loan, 4.00%, 1/31/19		5,080	5,056,886
MetroPCS Wireless, Inc., Tranche B-3 Term Loan, 4.00% - 4.06%, 3/19/18		2,073	2,056,205
Vodafone Americas Finance 2, Inc.:
Initial Loan, 0.00% - 6.88%, 8/11/15 (d)		277	276,882
New Series A Loans, 0.00% - 6.25%, 7/11/16 (d)		5,981	5,966,297

			13,356,270

Total Floating Rate Loan Interests – 85.9%			657,926,537

Other Interests (e)	Beneficial Interest (000)

Chemicals – 0.0%
Wellman Holdings, Inc.	8,250	83

Diversified Financial Services – 0.3%
JG Wentworth LLC Preferred Equity Interests	1	2,104,574

Total Other Interests – 0.3%		2,104,657

Warrants (f)	Shares	Value

Media – 0.0%
New Vision Holdings LLC:
(Issued 3/21/11, Expires 9/30/14, Strike Price $25)	7,419	$–
(Issued 3/21/11, Expires 9/30/14, Strike Price $29.40)	41,217	–

Total Warrants – 0.0%		–

Total Long-Term Investments (Cost – $737,791,079) – 96.0%		735,156,670

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (g)(h)	40,927,171	40,927,171

Total Short-Term Securities (Cost – $40,927,171) – 5.3%		40,927,171

Total Investments (Cost – $778,718,250) – 101.3%		776,083,841
Liabilities in Excess of Other Assets – (1.3)%		(10,145,718)

Net Assets – 100.0%		$765,938,123

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(g)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at February 29, 2012	Realized Gain	Income
BlackRock Liqui- dity Funds, Temp Fund, Insti- tutional Class	55,656,029	(14,728,858)	40,927,171	$696	$22,996

(h)	Represents the current yield as of report date.

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	13

Consolidated Schedule of Investments (concluded)

—	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
USD 3,751,058	GBP	2,447,000	UBS AG	4/11/12	$(140,685)
USD 9,110,959	EUR	7,093,000	Citibank, N.A.	4/18/12	(341,022)
Total					$(481,707)

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Consolidated Financial Statements.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Common Stocks	–	$ 422,710	$ 18,009	$ 440,719
Corporate Bonds	–	74,684,757	–	74,684,757
Floating Rate Loan Interests	–	631,304,099	26,622,438	657,926,537
Other Interests	–	–	2,104,657	2,104,657
Warrants	–	–	–	–
Short- Term Securities	$40,927,171	–	–	40,927,171
Total	$40,927,171	$706,411,566	$28,745,104	$776,083,841

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	–	$(481,707)	–	$(481,707)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Balance, as of August 31, 2011	$31,950	$4,555,673	$32,652,149	$2,196,077	$486	$39,436,335
Accrued discounts/premiums	–	(27,423)	24,585	–	–	(2,838)
Net realized gain (loss)	21,944	(12,040,731)	(592)	–	–	(12,019,379)
Net change in unrealized appreciation/depreciation[2]	(12,726)	12,337,264	(1,580,278)	(91,503)	(486)	10,652,271
Purchases	–	–	1,968,171	83	–	1,968,254
Sales	(23,159)	(4,824,783)	(936,729)	–	–	(5,784,671)
Transfers in3	–	–	11,576,465	–	–	11,576,465
Transfers out[3]	–	–	(17,081,333)	–	–	(17,081,333)
Balance, as of February 29, 2012	$18,009	–	$26,622,438	$2,104,657	–	$28,745,104

[2]

Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations. The change in unrealized appreciation/depreciation on investments still held at February 29, 2012 was $(1,666,727).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

See Notes to Consolidated Financial Statements.

14	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Consolidated Statement of Assets and Liabilities

February 29, 2012 (Unaudited)

Assets
Investments at value – unaffiliated (cost – $737,791,079)	$735,156,670
Investments at value – affiliated (cost – $40,927,171)	40,927,171
Cash	7,185,005
Foreign currency at value (cost – $2,390,239)	2,427,133
Investments sold receivable	30,568,115
Interest receivable	4,332,200
Capital shares sold receivable	4,223,020
Receivable from advisor	5,874
Dividends receivable – affiliated	4,674
Prepaid expenses	37,288

Total assets	824,867,150

Liabilities
Investments purchased payable	54,282,481
Capital shares redeemed payable	1,747,471
Income dividends payable	1,566,144
Unrealized depreciation on foreign currency exchange contracts	481,707
Investment advisory fees payable	294,418
Service and distribution fees payable	165,298
Other affiliates payable	36,729
Officer’s and Trustees’ fees payable	4,559
Other accrued expenses payable	350,220

Total liabilities	58,929,027

Net Assets	$765,938,123

Net Assets Consist of
Paid-in capital	$906,125,784
Undistributed net investment income	167,390
Accumulated net realized loss	(137,454,536)
Net unrealized appreciation/depreciation	(2,900,515)

Net Assets	$765,938,123

Net Asset Value
Institutional – Based on net assets of $261,898,971 and 25,584,579 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.24

Investor A – Based on net assets of $347,788,892 and 33,983,407 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.23

Investor C – Based on net assets of $36,781,561 and 3,594,596 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.23

Investor C1 – Based on net assets of $119,468,699 and 11,674,985 shares outstanding, unlimited number of shares authorized, $0.001 par value	$10.23

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	15

Consolidated Statement of Operations

Six Months Ended February 29, 2012 (Unaudited)

Investment Income
Interest	$21,677,808
Dividends – affiliated	23,125

Total income	21,700,933

Expenses
Investment advisory	2,060,190
Service and distribution – class specific	1,058,529
Administration	268,340
Transfer agent – class specific	223,625
Professional	186,357
Borrowing costs[1]	122,658
Administration – class specific	93,744
Registration	32,944
Printing	30,495
Custodian	29,699
Officer and Trustees	15,815
Miscellaneous	37,179
Recoupment of past waived fees – class specific	2,977

Total expenses	4,162,552
Less fees waived by advisor	(151,911)
Less administration fees waived – class specific	(48,247)
Less transfer agent fees waived – class specific	(578)
Less transfer agent fees reimbursed – class specific	(32,697)

Total expenses after fees waived and reimbursed	3,929,119

Net investment income	17,771,814

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(17,051,575)
Investments – affiliated	696
Foreign currency transactions	1,130,196

(15,920,683)

Net change in unrealized appreciation/depreciation on:
Investments	47,660,371
Foreign currency transactions	(340,665)

47,319,706

Total realized and unrealized gain	31,399,023

Net Increase in Net Assets Resulting from Operations	$49,170,837

[1]	See Note 6 of the Notes to Consolidated Financial Statements for details of short-term borrowings.

16	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended February 29, 2012[1] (Unaudited)	Year Ended August 31, 2011[2]
Operations
Net investment income	$17,771,814	$21,897,254
Net realized gain (loss)	(15,920,683)	478,686
Net change in unrealized appreciation/depreciation	47,319,706	(30,128,481)

Net increase (decrease) in net assets resulting from operations	49,170,837	(7,752,541)

Dividends to Shareholders From
Net investment income:
Institutional	(6,646,317)	(5,400,854)
Investor A	(8,356,920)	(14,126,110)
Investor C	(717,338)	(499,872)
Investor C1	(2,730,175)	(2,220,688)

Decrease in net assets resulting from dividends to shareholders	(18,450,750)	(22,247,524)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(24,080,638)	491,085,067

Redemption Fees
Redemption fees	68,347	10,753

Net Assets
Total increase in net assets	6,707,796	461,095,755
Beginning of period	759,230,327	298,134,572

End of period	$765,938,123	$759,230,327

Undistributed net investment income	$167,390	$846,326

[1]	Consolidated Statement of Changes in Net Assets.
[2]

On March 21, 2011, BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc. were reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Senior Floating Rate Fund, Inc., for the periods prior to the date of the reorganization and for the post-reorganization combined fund thereafter. See Note 1 of the Notes to Consolidated Financial Statements.

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	17

Financial Highlights

	Institutional				Investor A
	Six Months Ended February 29, 2012[1]		Period March 21, 2011[2]		Six Months Ended February 29, 2012[1]		Year Ended August 31,
	(Unaudited)		to August 31, 2011		(Unaudited)		2011[3]		2010[3]		2009[3]		2008[3]		2007[3]

Per Share Operating Performance
Net asset value, beginning of period	$9.83		$10.32		$9.83		$9.98		$9.42		$10.50		$11.31		$11.73
Net investment income[4]	0.25		0.21		0.24		0.36		0.47		0.51		0.67		0.79
Net realized and unrealized gain (loss)	0.42	[5]	(0.50)[5]		0.41	[5]	(0.15)[5]		0.56		(1.09)		(0.81)		(0.42)
Net increase (decrease) from investment operations	0.67		(0.29)		0.65		0.21		1.03		(0.58)		(0.14)		0.37
Dividends from net investment income	(0.26)		(0.20)		(0.25)		(0.36)		(0.47)		(0.50)		(0.67)		(0.79)
Net asset value, end of period	$10.24		$9.83		$10.23		$9.83		$9.98		$9.42		$10.50		$11.31

Total Investment Return[6]
Based on net asset value	6.92%	[7]	(2.86)%	[7]	6.63%	[7]	2.84%		11.20%		(4.69)%		(1.32)%	[8]	3.07%

Ratios to Average Net Assets
Total expenses	0.79%	[9]	0.86%	[9,10]	1.10%	[9]	1.48%	[11]	1.53%	[11]	1.53%	[11]	1.28%	[8,11]	1.44%	[11]
Total expenses excluding recoupment of past waived fees	0.79%	[9]	0.86%	[9,10]	1.10%	[9]	1.48%	[11]	1.53%	[11]	1.53%	[11]	1.28%	[8,11]	1.44%	[11]
Total expenses after fees waived and reimbursed	0.70%	[9]	0.70%	[9]	1.05%	[9]	1.41%	[11]	1.53%	[11]	1.53%	[11]	1.28%	[8,11]	1.44%	[11]
Net investment income	5.09%	[9]	4.52%	[9]	4.74%	[9]	4.12%	[11]	4.82%	[11]	5.97%	[11]	6.16%	[11]	6.67%	[11]

Supplemental Data
Net assets, end of period (000)	$261,899		$249,255		$347,789		$347,363		$298,135		$311,662		$399,400		$505,515
Portfolio turnover of the Master LLC	–		–		–		45%	[12]	108%		47%		56%		46%
Portfolio turnover	30%		46%		30%		46%	[13]	–		–		–		–
[1]	Consolidated Financial Highlights.
[2]	Commencement of operations.
[3]

On March 21, 2011, BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc. were reorganized into the Fund. The activity in the table presented above is for the accounting survivor, BlackRock Senior Floating Rate Fund, Inc., for the periods prior to the date of the reorganization and for the post-reorganization fund thereafter. The net asset values and other per share information have been restated for periods prior to the reorganization to reflect the share conversion ratio of 0.76034411. See Note 1 of the Notes to Consolidated Financial Statements.

[4]	Based on average shares outstanding.
[5]	Includes redemption fees, which are less than $0.01 per share.
[6]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[7]	Aggregate total investment return.
[8]

During the year ended August 31, 2008, the Fund recorded a refund related to overpayments of prior years’ tender offer fees, which increased net investment income per share $0.02 and increased total investment return 0.24%. The expense ratio excluding the refund was 1.46%.

[9]	Annualized.
[10]	Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional would have been 0.88%.
[11]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[12]	For the period 9/1/10 through 3/20/11.
[13]

Prior to the reorganization on March 21, 2011, BlackRock Senior Floating Rate Fund, Inc. invested all of its assets in Master LLC. The rate shown is that of the post-reorganization stand alone fund for the period March 21, 2011 to August 31, 2011.

See Notes to Consolidated Financial Statements.

18	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Financial Highlights (concluded)

	Investor C		Investor C1
	Six Months Ended February 29, 2012[1] (Unaudited)	Period March 21, 2011[2] to August 31, 2011	Six Months Ended February 29, 2012[1] (Unaudited)	Period March 21, 2011[2] to August 31, 2011
Per Share Operating Performance
Net asset value, beginning of period	$9.82	$10.32	$9.83	$10.32
Net investment income[3]	0.20	0.16	0.21	0.17
Net realized and unrealized gain (loss)[4]	0.42	(0.51)	0.41	(0.50)
Net increase (decrease) from investment operations	0.62	(0.35)	0.62	(0.33)
Dividends from net investment income	(0.21)	(0.15)	(0.22)	(0.16)
Net asset value, end of period	$10.23	$9.82	$10.23	$9.83

Total Investment Return[5,6]
Based on net asset value	6.35%	(3.43)%	6.38%	(3.22)%

Ratios to Average Net Assets[7]
Total expenses	1.85%	1.92% [8]	1.58%	1.64% [8]
Total expenses excluding recoupment of past waived fees	1.85%	1.92% [8]	1.58%	1.64% [8]
Total expenses after fees waived and reimbursed	1.80%	1.77%	1.54%	1.53%
Net investment income	3.98%	3.45%	4.26%	3.68%

Supplemental Data
Net assets, end of period (000)	$36,782	$34,502	$119,469	$128,110
Portfolio turnover	30%	46%	30%	46%
[1]	Consolidated Financial Highlights.
[2]	Commencement of operations.
[3]	Based on average shares outstanding.
[4]	Includes redemption fees, which are less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]	Annualized.
[8]

Organization expenses were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C and Investor C1 would have been 1.94% and 1.66%, respectively.

See Notes to Consolidated Financial Statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	19

Notes to Consolidated Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Floating Rate Income Portfolio (“Floating Rate Income” or the “Fund”). The Fund is classified as diversified. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C and Investor C1 Shares may be subject to a CDSC. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor C1 Shares are only available for issuance to shareholders of BlackRock Senior Floating Rate Fund II, Inc. in connection with such fund’s reorganization. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Reorganization: The Board of Trustees and shareholders of each of BlackRock Senior Floating Rate Fund, Inc. (“Senior Floating Rate”) and BlackRock Senior Floating Rate Fund II, Inc. (“Senior Floating Rate II”) (collectively the “Target Funds”) and the Board of Trustees (the “Board”) of the Fund, approved the reorganizations of each Target Fund into the Fund, pursuant to which the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of the Target Funds in exchange for an equal aggregate value of the Fund’s shares. The Fund is the legal surviving entity in the reorganization, while Senior Floating Rate is the accounting or continuing portfolio for purposes of financial and performance history in the post-reorganization fund.

Each Target Fund was a closed-end feeder fund with similar investment objectives and that invested substantially all of its assets in Master Senior Floating Rate LLC (the “Master LLC”), which had the same investment objective and strategies as the Fund. In connection with but prior to the reorganizations, Master LLC distributed its assets to each of the Target Funds, based on each Target Fund’s pro rata share of its interest in the Master LLC, and liquidated and dissolved following such distributions.

Each shareholder of the Target Funds received the Fund’s shares equal to the net asset value of their Target Fund shares, as determined at the close of business on March 18, 2011. The Senior Floating Rate’s Common Shares were exchanged for the Fund’s Investor A Shares and the Senior Floating Rate II’s Common Shares were exchanged for the Fund’s newly established Investor C1 Shares. In addition, the Fund’s existing Institutional and Investor C Shares were exchanged for newly issued Institutional and Investor C Shares, respectively.

The reorganization was accomplished by a tax-free exchange of shares of the Fund in the following amounts and at the following conversion ratios:

	Shares Prior to Reorganization	Conversion Ratio	Shares of the Fund	Share Class of the Fund
Senior Floating Rate	38,219,473	0.76034411	29,059,951	Investor A
Senior Floating Rate II	17,364,443	0.82468294	14,320,160	Investor C1

Floating Rate Income and Senior Floating Rate II’s net assets and composition of net assets on March 18, 2011, the date of the merger, were as follows:

	Net Assets	Paid- in Capital	Un distri- buted Net Invest- ment Income	Accu- mulated Net Realized Gains (Losses)	Net Unrea- lized Appre- ciation (Depre- ciation)
Floating Rate Income	$325,773,136	$323,524,673	$592,200	$ 299,269	$ 1,356,994
Senior Floating Rate II	$147,803,130	$191,627,535	$130,425	$(39,461,931)	$(4,492,899)

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of the Fund immediately after the acquisition amounted to $773,541,752. The Fund and Senior Floating Rate II’s fair value and cost of investments prior to the reorganization were as follows:

	Fair Value of Investments	Cost of Investments
Floating Rate Income	$396,051,912	$394,518,282
Senior Floating Rate II	$148,276,050	$153,108,180

The purpose of these transactions was to combine three funds managed by the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”) with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on March 21, 2011.

Assuming the acquisition had been completed on September 1, 2010, the beginning of the annual reporting period of the Fund, the pro forma results of operations for the year ended August 31, 2011 were as follows:

—	Net investment income: $29,286,238

—	Net realized and change in unrealized gain/loss on investments: $(22,536,941)

—	Net increase in net assets resulting from operations: $6,749,297

20	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Notes to Consolidated Financial Statements (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Changes in Net Assets since March 21, 2011.

The following is a summary of significant accounting policies followed by the Fund:

Basis of Consolidation: The accompanying consolidated financial statements include the account of SFR JGW SPV, LLC (the “Taxable Subsidiary”), a wholly owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold an investment that is organized as an operating partnership and still satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned on the investment held by the Taxable Subsidiary is taxable to such subsidiary. An income tax provision for all income, including realized and unrealized gains, if any, is reflected as either a reduction in investment income or as component of realized and unrealized gain (loss) on the Consolidated Statement of Operations. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. Intercompany accounts and transactions have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or if a price is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board.

Foreign Currency Transactions: The Fund’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the US dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	21

Notes to Consolidated Financial Statements (continued)

Floating Rate Loan Interests: The Fund may invest in floating rate loan interests. The floating rate loan interests the Fund holds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as LIBOR (London Interbank Offered Rate), the prime rate offered by one or more US banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

When the Fund purchases a floating rate loan interest it may receive a facility fee and when it sells a floating rate loan interest it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either deliver collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts), or certain borrowings, the Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the periods ended September 30, 2010 and August 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

22	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Notes to Consolidated Financial Statements (continued)

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board (the “FASB”) issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

In December 2011, the FASB issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to a master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses pro rated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and to economically hedge, or protect, its exposure to foreign currency exchange rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Foreign Currency Exchange Contracts: The Fund enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	23

Notes to Consolidated Financial Statements (continued)

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of February 29, 2012
Liability Derivatives
	Statement of Assets and Liabilities Location
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$481,707

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended February 29, 2012
Net Realized Gain from
Foreign currency exchange contracts		$1,050,818

Net Change in Unrealized Appreciation/Depreciation on
Foreign currency exchange contracts		$(386,150)

For the six months ended February 29, 2012, the average quarterly balances of outstanding derivative financial instruments were as follows:

Foreign currency exchange contracts:
Average number of contracts – US dollars purchased	3
Average number of contracts – US dollars sold	1
Average US dollar amounts purchased	$14,303,437
Average US dollar amounts sold	$736,640

3. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but Barclays is not.

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based on a percentage of the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.550%
$1 Billion - $2 Billion	0.500%
$2 Billion - $3 Billion	0.475%
Greater than $3 Billion	0.450%

The Manager contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses as a percentage of average daily net assets as follows:

	Share Classes
Institutional	Investor A	Investor C	Class C1
0.70%	1.05%	1.80%	1.80%

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to January 1, 2013 unless approved by the Board, including a majority of the Independent Trustees. These amounts are included in fees waived by advisor, and shown as administration fees waived – class specific, transfer agent fees waived – class specific, transfer agent fees reimbursed – class specific and expenses reimbursed by advisor, respectively, in the Statement of Operations. For the six months ended February 29, 2012, the amount included in fees waived by advisor was $138,200.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investment in other affiliated investment companies, if any. This amount is included in fees waived by advisor in the Statement of Operations. For the six months ended February 29, 2012, the amount waived was $13,711.

BlackRock provides investment management and other services to the Taxable Subsidiary. BlackRock does not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays BlackRock based on the Fund’s net assets which includes the assets of the Taxable Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Manager. The Manager pays BFM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

If during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund of which the share class is a part has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

24	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Notes to Consolidated Financial Statements (continued)

For the six months ended February 29, 2012, the Manager recouped waivers previously recorded of $1,702 and $1,275 for Class A and Class C, respectively.

On February 29, 2012, the amount subject to possible future recoupment under the expense limitation agreement is $489,642, expiring on August 31, 2013 and $219,722 expiring on August 31, 2014.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Trust, on behalf of the Fund, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Investor C	0.25%	0.75%
Investor C1	0.25%	0.50%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Investor C1 shareholders.

For the six months ended February 29, 2012, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $8,525.

For the six months ended February 29, 2012, affiliates received CDSC relating to transactions in Investor A, Investor C and Investor C1 Shares of $56,228, $15,685 and $2,911, respectively.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended February 29, 2012, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent – class specific in the Statement of Operations:

Share Classes
Institutional	Investor A	Investor C	Investor C1	Total
$550	$3,101	$347	$846	$4,844

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager act as co-administrators for the Fund. For these services, the co-administrators receive a combined administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The combined administration fee is paid at the following annual rates: 0.075% of the first $500 million, 0.065% of the next $500 million and 0.055% of the average daily net assets in excess of $1 billion. In addition, each of the share classes is charged an administration fee based on the following percentages of average daily net assets of each respective class: 0.025% of the first $500 million, 0.015% of the next $500 million and 0.005% of the average daily net assets in excess of $1 billion. In addition, BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class which are included in administration fees waived and administration fees waived – class specific in the Statement of Operations. For the six months ended February 29, 2012, the Fund paid $189,263 to the Manager in return for these services, which are included in administration, administration – class specific and administration fees waived – class specific in the Statement of Operations.

For the six months ended February 29, 2012, the following table shows the various types of class specific expenses borne directly by each class of the Fund and any associated waivers or reimbursements of those expenses:

	Share Classes
	Institutional	Investor A	Investor C	Investor C1	Total
Administration Fees	$31,580	$42,468	$4,297	$15,399	$93,744
Administration Fees Waived	$31,580	$16,071	$596	–	$48,247
Service and Distribution Fees	–	$424,678	$171,876	$461,975	$1,058,529
Transfer Agent Fees	$33,326	$141,549	$12,572	$36,178	$223,625
Transfer Agent Fees Waived	$550	$18	$10	–	$578
Transfer Agent Fees Reimbursed	$32,641	$55	$1	–	$32,697

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Trust’s Chief Compliance Officer.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	25

Notes to Consolidated Financial Statements (continued)

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2012, were $217,000,204 and $249,791,680, respectively.

5. Income Tax Information:

As of August 31, 2011, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,
2012	$13,648,430
2013	945,546
2014	2,561,691
2015	36,342,743
2016	23,949,741
2017	36,103,579
2018	5,675,863

Total	$119,227,593

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after August 31, 2011 will not be subject to expiration. In addition, any such losses must be utilized prior to the losses incurred in pre-enactment taxable years.

As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$774,375,955

Gross unrealized appreciation	$10,940,043
Gross unrealized depreciation	(9,232,157)

Net unrealized appreciation	$1,707,886

6. Borrowings:

On April 28, 2011, the Fund entered into a $300,000,000 senior unsecured, 364-day revolving line of credit (the “BNS Agreement”) with The Bank of Nova Scotia (“BNS”). Advances are made by BNS to the Fund, at the Fund’s option of (a) 0.25% plus the Alternate Base Rate which is generally the Prime Rate as periodically announced by BNS or (b) 1.25% plus the 7-day, 14-day, 30-day, 60-day or 90-day LIBOR or (c) 1.25% plus the Fed Funds rate.

In addition, the Fund paid an upfront fee of $25,000 upon closing and pays a facility fee and a commitment fee of 0.08% per annum based on BNS’s total commitment to the Fund. The fees associated with the BNS Agreement are included in the Statement of Operations as borrowing costs. The Fund did not borrow under the BNS Agreement during the period ended February 29, 2012.

7. Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Fund’s Statement of Assets and Liabilities, less any collateral held by the Fund.

8. Capital Shares Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended February 29, 2012		Period March 21, 2011[1] to August 31, 2011
	Shares	Amount	Shares	Amount
Institutional
Shares transferred in the reorganization[2]	–	–	23,528,118	$242,916,426
Shares sold	5,579,825	$56,174,025	11,165,407	114,994,285
Shares issued in reinvestment of dividends	541,193	5,446,652	417,584	4,283,470
Shares redeemed	(5,895,901)	(59,470,941)	(9,751,647)	(99,492,758)

Net increase	225,117	$2,149,736	25,359,462	$262,701,423

26	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Notes to Consolidated Financial Statements (concluded)

	Six Months Ended February 29, 2012		Year Ended August 31, 2011[3]
	Shares	Amount	Shares	Amount
Investor A
Shares issued in the reorganization[2]	–	–	5,681,158	$58,642,533
Net change in shares from the reorganization[2]	–	–	(9,159,521)	–
Shares sold	3,647,506	$36,792,578	7,320,190	71,198,255
Shares issued in reinvestment of dividends	496,466	4,995,132	442,472	4,378,883
Shares redeemed	(5,511,408)	(55,190,088)	(5,421,468)	(55,517,680)
Shares tendered	–	–	(2,790,817)	(21,512,826)

Net increase (decrease)	(1,367,436)	$(13,402,378)	(3,927,986)	$57,189,165

			Period March 21, 2011[1] to August 31, 2011
			Shares	Amount
Investor C
Shares transferred in the reorganization[2]	–	–	2,346,029	$24,214,177
Shares sold	665,813	$6,702,740	2,042,462	21,096,164
Shares issued in reinvestment of dividends	53,902	542,390	38,766	396,553
Shares redeemed	(636,955)	(6,373,383)	(915,421)	(9,195,036)

Net increase	82,760	$871,747	3,511,836	$36,511,858

Investor C1
Shares issued in the reorganization[2]	–	–	14,320,160	$147,803,130
Shares sold	876	$8,791	3,618	39,002
Shares issued in reinvestment of dividends	167,687	1,686,504	132,619	1,358,291
Shares redeemed	(1,532,775)	(15,395,038)	(1,417,200)	(14,517,802)

Net increase (decrease)	(1,364,212)	$(13,699,743)	13,039,197	$134,682,621

1 Commencement of Operations.

2 See Note 1 regarding the reorganization.

3 Includes capital share activity of Senior Floating Rate prior to the reorganization.

There is a 2% redemption fee on shares redeemed or exchanged within 30 days of purchase. The redemption fees are collected and retained by the Fund for the benefit of its remaining shareholders. The redemption fees are recorded as a credit to paid-in-capital.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	27

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

Paul L. Audet, Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Laurence D. Fink, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor and Co-Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Financial Management, Inc.

New York, NY 10055

Accounting Agent, Co-Administrator and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Philadelphia, PA 19103

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

28	BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly With BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/ edelivery
2)	Select “eDelivery” under the “More Information” section
3)	Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http:// www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http:// www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plan

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund	BlackRock Global Dividend Income Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock All-Cap Energy & Resources Portfolio	BlackRock Global Dynamic Equity Fund	BlackRock Mid Cap Value Opportunities Fund
BlackRock Asset Allocation Portfolio†	BlackRock Global Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Balanced Capital Fund†	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Basic Value Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Russell 1000 Index Fund
BlackRock Capital Appreciation Fund	BlackRock Index Equity Portfolio	BlackRock Science & Technology
BlackRock China Fund	BlackRock India Fund	Opportunities Portfolio
BlackRock Commodity Strategies Fund	BlackRock International Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock Emerging Markets Fund	BlackRock International Index Fund	BlackRock Small Cap Growth Fund II
BlackRock Emerging Markets Long/Short Equity Fund	BlackRock International Opportunities Portfolio	BlackRock Small Cap Index Fund
BlackRock Energy & Resources Portfolio	BlackRock Large Cap Core Fund	BlackRock S&P 500 Index Fund
BlackRock Equity Dividend Fund	BlackRock Large Cap Core Plus Fund	BlackRock S&P 500 Stock Fund
BlackRock EuroFund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Focus Growth Fund	BlackRock Large Cap Value Fund	BlackRock Value Opportunities Fund
BlackRock Global Allocation Fund†	BlackRock Latin America Fund	BlackRock World Gold Fund
BlackRock Mid-Cap Growth Equity Portfolio
Fixed Income Funds

BlackRock Bond Index Fund	BlackRock Multi-Asset Income Portfolio†	BlackRock Strategic Income
BlackRock Core Bond Portfolio	BlackRock Inflation Protected Bond Portfolio	Opportunities Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock International Bond Portfolio	BlackRock Total Return Fund
BlackRock Floating Rate Income Portfolio	BlackRock Long Duration Bond Portfolio	BlackRock US Government Bond Portfolio
BlackRock Global Long/Short Credit Fund	BlackRock Low Duration Bond Portfolio	BlackRock US Mortgage Portfolio
BlackRock GNMA Portfolio	BlackRock Multi-Sector Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio
Municipal Bond Funds

BlackRock California Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Short-Term Municipal Fund
BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios		LifePath Portfolios		LifePath Index Portfolios
Conservative Prepared Portfolio	2015	2035	Retirement	2040	Retirement	2040
Moderate Prepared Portfolio	2020	2040	2020	2045	2020	2045
Growth Prepared Portfolio	2025	2045	2025	2050	2025	2050
Aggressive Growth Prepared Portfolio	2030	2050	2030	2055	2030	2055
			2035		2035

† Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK FLOATING RATE INCOME PORTFOLIO	FEBRUARY 29, 2012	31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

FRI-2/12-SAR

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item12	–	Exhibits attached hereto

(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	–	Certifications – Attached hereto

(a)(3)	–	Not Applicable

(b) –		Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 1, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 1, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 1, 2012

3